Contractual Amounts of Commitments and Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Commitments to Extend Credit
Commitments and Letters of Credit [Line Items]
Legally Binding Commitments to Extend Credit	$ 28,702.2	[1]	$ 27,229.5	[1]
Standby Letters of Credit
Commitments and Letters of Credit [Line Items]
Commitments and Letters of Credit	4,293.4	[2]	4,344.7	[2]
Commercial Letters of Credit
Commitments and Letters of Credit [Line Items]
Commitments and Letters of Credit	$ 23.4		$ 32.8

[1]	These amounts exclude $.5 billion and $1.6 billion of commitments participated to others at December 31, 2011 and 2010, respectively.
[2]	These amounts include $608.2 million and $602.3 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2011 and 2010, respectively. The weighted average maturity of standby letters of credit was 27 months at December 31, 2011 and 20 months at December 31, 2010.